Debt (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Total long-term debt	$ 397,620,000
Total current portion of long-term debt	35,125,804	$ 27,014,500
Non-current portion of long-term debt	350,850,570	361,227,904
Loans Payable [Member]
Total debt	397,620,000	396,464,628
Deferred Finance Fees	(11,643,626)	(8,222,224)
Total long-term debt	385,976,374	388,242,404
Current portion of long-term debt	37,687,262	29,137,825
Current portion of deferred finance fees	(2,561,458)	(2,123,325)
Total current portion of long-term debt	35,125,804	27,014,500
Non-current portion of long-term debt	350,850,570	361,227,904
First ABN Facility [Member]
Total debt	4,500,000	5,000,000
Second ABN Facility [Member]
Total debt	0	50,270,000
DVB Facility [Member]
Total debt	0	80,462,000
Joint Bank Facility [Member]
Total debt	0	212,282,628
NIBC Bank Facility [Member]
Total debt	11,370,000	11,725,000
CACIB Bank Facility [Member]
Total debt	39,000,000	36,725,000
ABN/DVB Joint Bank Facility [Member]
Total debt	192,250,000	0
Nordea/SEB Joint Bank Facility [Memebr]
Total debt	$ 150,500,000	$ 0